UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, DC 20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

 Read instructions at end of Form before preparing Form. Please print or type.

1.    Name and Address of issuer:

      Alliance Institutional Reserves, Inc.
      1345 Avenue of the Americas
      New York, New York 10105

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.    Investment Company Act File Number:
      811-06068

      Securities Act File Number:
      33-34001

4(a). Last day of fiscal year for which this Form is filed:
      April 30, 2003

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form. [ ]

5.    Calculation of registration fee:

      (i)   Aggregate sale price of
            securities sold during the fiscal
            year pursuant to section
            24(f):                                $38,464,111,248
                                                  ---------------

      (ii)  Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                      $40,405,086,492
                                                  ---------------

      (iii) Aggregate price of securities
            redeemed or repurchased during
            any prior fiscal year ending no
            earlier than October 11, 1995
            that were not previously used to
            reduce registration fees payable
            to the Commission:                    $1,693,382,495
                                                  ---------------

      (iv)  Total available redemption
            credits [add Items 5(ii) and
            5(iii)]:                              $42,098,468,987
                                                  ---------------

      (v)   Net sales - if Item 5(i) is
            greater than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:           $     0
                                                  ---------------

      (vi)  Redemption credits available for
            use in future years - if Item
            5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from Item
            5(i)]:                                $3,634,357,739
                                                  ---------------

      (vii) Multiplier for determining
            registration fee (See Instruction
            C.9):                                 x.0000809
                                                  ---------------

      (viii) Registration fee due [multiply
            Item 5(v) by Item 5(vii)] (enter
            "0" if no fee is due):                =$    0
                                                  ===============

6.    Prepaid Shares

      If the response to item 5(i) was
      determined by deducting an amount of
      securities that were registered under
      the Securities Act of 1933 pursuant to
      rule 24e-2 as in effect before October
      11, 1997, then report the amount of
      securities (number of shares or other
      units) deducted here: . If there is a
      number of shares or other units that
      were registered pursuant to rule 24e-2
      remaining unsold at the end of the
      fiscal year for which this form is
      filed that are available for use by the
      issuer in future fiscal years, then
      state that number here:                           0
                                                  ---------------

7.    Interest due - if this Form is being
      filed more than 90 days after the end
      of the issuer's fiscal year (see
      Instruction D):                                   N/A

8.    Total of the amount of the registration
      fee due plus any interest due [line
      5(viii) plus line 7]:                       =$    0
                                                  ===============

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:

            [_]   Wire Transfer
            [_]   Mail or other means

                            Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*           \s\  Edmund P. Bergan, Jr.
                                    -------------------------
                                         Edmund P. Bergan, Jr.
                                             Secretary

Date: July 16, 2003

*Please print the name and title of the signing officer below the signature.

00250.0072 #416387